Praxis Genesis Balanced Portfolio
Praxis Genesis Balanced Portfolio
Investment Objectives
The Balanced Portfolio seeks long-term capital appreciation and growth of income. To a lesser extent, it seeks current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 57 of the Portfolio’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Praxis Genesis Balanced Portfolio Praxis Genesis Balanced Portfolio Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Praxis Genesis Balanced Portfolio Praxis Genesis Balanced Portfolio Class A
Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Acquired Fund Fees and Expenses (“AFFE”)	0.51%	[1]
Total Annual Fund Operating Expenses	1.03%	[2]
[1]	Includes indirect expenses of securities of other mutual funds held by the Portfolio. AFFE are not reflected in the Financial Highlights or audited financial statements.
[2]	Everence Capital Management, Inc. (the "Adviser") has entered into a contractual expense limitation agreement with respect to the Balanced Portfolio until April 30, 2020. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to 0.60 percent of the Portfolio's average daily net assets. The Portfolio has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed 0.60 percent or any limit in place at the time of recoupment, whichever is lower, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Praxis Genesis Balanced Portfolio | Praxis Genesis Balanced Portfolio Class A | USD ($)	625	836	1,064	1,718

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 12.90 percent of the average value of its portfolio.

Principal Investment Strategies

The Portfolio, a fund of funds, seeks to achieve its investment objective by investing primarily in Class I shares of underlying Praxis Funds.

The Portfolio typically invests approximately 30 - 50 percent of its total assets in bond funds and 50 - 70 percent of its total assets in equity funds. In selecting underlying funds, the Adviser analyzes many factors, including the underlying funds’ investment objectives, total return, and volatility. The Portfolio may also invest in other mutual funds or exchange traded funds (“ETFs”) to gain exposure to unique investment characteristics not available in the underlying Praxis Funds and whose screening criteria may differ from Stewardship Investing screens used by the Praxis Mutual Funds. Investments in these non-Praxis funds and ETFs will not exceed 10 percent of the value of the Portfolio’s total assets. The Portfolio may hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The above asset allocation ranges are targets. The Adviser has discretion to reallocate the Portfolio’s assets among the allowable investments described above. As a result of market gains or losses, the percentage of the Portfolio’s assets invested in bond funds and equity funds at any given time may be different from the asset allocation target ranges shown above. The Adviser expects to rebalance the Portfolio’s assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment performance, and other factors. The Portfolio seeks to avoid investments that are deemed inconsistent with the Stewardship Investing core values, as discussed below.

Stewardship Investing

The Portfolio also analyzes potential investments for their ability to reflect certain core social values including:

● Respecting the dignity and value of all people

● Building a world at peace and free from violence

● Demonstrating a concern for justice in a global society

● Exhibiting responsible management practices

● Supporting and involving communities

● Practicing environmental stewardship

Principal Investment Risks

Because the value of the Portfolio’s assets will fluctuate with market conditions and interest rates, so will the value of your investment in the Portfolio. You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments. Some of the Portfolio’s holdings may underperform its other holdings.

The Portfolio is subject to asset allocation risk, which is the possibility that the selection by the Adviser of underlying funds and the allocation of Portfolio assets to those funds will cause the Portfolio to underperform. In addition, the Portfolio is subject to the risks associated with the underlying funds in which it invests. The application of the underlying Funds’ socially responsible investment criteria may affect the underlying Funds’ exposure to certain sectors or types of investments and may impact the Portfolio’s relative investment performance depending on whether such sectors or investments are in or out of favor with the market. To the extent the Portfolio is invested in equity funds, it is susceptible to risks typically associated with equity investing, including that the stock market may decline in value and individual stocks held by the underlying funds may not perform as expected, and to the extent the Portfolio is invested in bond funds, it is susceptible to risks typically associated with bond investing, including interest rate risk, or the chance that the value of the fixed-income securities the underlying funds hold will decline due to rising interest rates. The value of the Portfolio’s shares could decline significantly and unexpectedly based upon many factors, including national and international political or economic conditions and general market conditions. Events in one market may impact other markets. Future events may impact the Portfolio in unforeseen ways.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Portfolio. The returns assume reinvestment of all dividends and distributions. The bar chart shows how the performance has varied from year to year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The table shows how the Portfolio’s average annual total returns for different periods compared to those of a broad-based securities market index and a composite benchmark.

Please note that the Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available at www.praxismutualfunds.com

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Balanced Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and, effective January 1, 2019, consists of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Bloomberg Barclays Aggregate Bond Index”) (40 percent), the MSCI ACWI ex USA Index (Net) (18 percent), the S&P 500 Index (32 percent) and the S&P® SmallCap 600 Index (10 percent).[1]

[1]	The Balanced Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio's model allocation and effective January 1, 2019, consists of the Bloomberg Barclays U.S. Aggregate Bond Index (the "Bloomberg Barclays Aggregate Bond Index") (40 percent), the MSCI ACWI ex USA Index (Net) (18 percent), the S&P 500 Index (32 percent) and the S&P® SmallCap 600 Index (10 percent). The composite benchmark from January 1, 2017 to December 31, 2018, consisted of the Bloomberg Barclays Aggregate Bond Index (40 percent), the MSCI ACWI ex USA Index (Net) (15 percent), the S&P 500 Index (35 percent) and the S&P Small Cap 600 Index (10 percent). The composite benchmark from April 30, 2013 to December 31, 2016 consisted of the Bloomberg Barclays Aggregate Bond Index (40 percent), the MSCI ACWI ex USA Index (Net) (15 percent), the S&P 500 Index (35 percent) and the Russell 2000 Index (10 percent). The composite benchmark prior to April 30, 2013 consisted of the Bloomberg Barclays Aggregate Bond Index (40 percent), the MSCI EAFE Index (15 percent), the Russell 1000 Index (35 percent) and the Russell 2000 Index (10 percent).

Class A — Annual Total Return Chart For the Periods Ended December 31, 2018

Best Quarter	Quarter Ended September 30, 2010	8.26%
Worst Quarter	Quarter Ended September 30, 2011	(9.21)%

Average Annual Total Returns For the Periods Ended December 31, 2018 (with maximum sales charge)
Average Annual Total Returns - Praxis Genesis Balanced Portfolio		1 Year	5 Years	Since Inception	Inception Date
Praxis Genesis Balanced Portfolio Class A		(9.89%)	2.42%	5.23%	Dec. 31, 2009
Praxis Genesis Balanced Portfolio Class A | After Taxes on Distributions		(11.09%)	1.40%	4.31%	Dec. 31, 2009
Praxis Genesis Balanced Portfolio Class A | After Taxes on Distributions and Sales		(5.18%)	1.70%	3.97%	Dec. 31, 2009
S&P Target Risk Growth Index (reflects no deduction for fees, expenses or taxes)		(5.69%)	4.21%	6.68%	Dec. 31, 2009
Balanced Composite Benchmark (reflects no deduction for fees, expenses or taxes)	[1]	(4.55%)	4.72%	7.25%	Dec. 31, 2009
[1]	The Balanced Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio's model allocation and effective January 1, 2019, consists of the Bloomberg Barclays U.S. Aggregate Bond Index (the "Bloomberg Barclays Aggregate Bond Index") (40 percent), the MSCI ACWI ex USA Index (Net) (18 percent), the S&P 500 Index (32 percent) and the S&P® SmallCap 600 Index (10 percent). The composite benchmark from January 1, 2017 to December 31, 2018, consisted of the Bloomberg Barclays Aggregate Bond Index (40 percent), the MSCI ACWI ex USA Index (Net) (15 percent), the S&P 500 Index (35 percent) and the S&P Small Cap 600 Index (10 percent). The composite benchmark from April 30, 2013 to December 31, 2016 consisted of the Bloomberg Barclays Aggregate Bond Index (40 percent), the MSCI ACWI ex USA Index (Net) (15 percent), the S&P 500 Index (35 percent) and the Russell 2000 Index (10 percent). The composite benchmark prior to April 30, 2013 consisted of the Bloomberg Barclays Aggregate Bond Index (40 percent), the MSCI EAFE Index (15 percent), the Russell 1000 Index (35 percent) and the Russell 2000 Index (10 percent).